STOCKHOLDERS' EQUITY (Details 2) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning	803,937	554,083	223,120
Granted	864,758	468,000	334,000
Exercised		(35,000)
Forfeited	(38,760)	(183,146)	(3,037)
Outstanding, ending	1,629,935	803,937	554,083
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning	$ 10.13	$ 16.14	$ 50.98
Granted	1.34	2.01	4.85
Exercised		1.55
Forfeited	2.28	8.19	1,335.06
Outstanding, ending	$ 5.65	$ 10.13	$ 16.14
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term [Roll Forward]
Outstanding, beginning	8 years 9 months	6 years 7 months 17 days	6 years 7 months 17 days
Outstanding, ending	8 years 10 months 21 days	8 years 9 months	6 years 7 months 17 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value [Roll Forward]
Outstanding, beginning	$ 7,500	$ 7,425	$ 819,137
Outstanding, ending	$ 52,600	$ 7,500	$ 7,425